Income Taxes (Details) - Schedule of Net Change in the Valuation Allowance of Deferred Tax Assets - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021
Net change of valuation allowance of Deferred tax assets
Beginning Balance	¥ 382,720	¥ 401,539
Additions-change to tax expense	10,539	39,432
NOL Reductions/expirations	(94,130)	¥ (58,251)
Ending Balance	¥ 299,129